As filed with the Securities and Exchange Commission on April 15, 2003.


                                                    Registration Nos.: 333-81141
                                                                       811-09395

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20546

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
                                                                    ---


                         Pre-Effective Amendment No. ___
                         Post-Effective Amendment No. 5
                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X
                                                                        ---
                                 Amendment No. 6



                               -----------------


                       THIRD AVENUE VARIABLE SERIES TRUST
               (Exact name of Registrant as Specified in Charter)

                   622 Third Avenue, New York, New York 10017
           (Address of Principal Executive Offices including Zip Code)

                           (toll-free) (800) 443-1021,
                  (212)888-5222 (Registrant's Telephone Number,
                              including Area Code)


                               -----------------


                    Please send copies of communications to:


       David M. Barse                            Richard T. Prins, Esq.
 Third Avenue Management LLC            Skadden, Arps, Slate, Meagher & Flom LLP
      622 Third Avenue                             Four Times Square
  New York, New York 10017                      New York, New York 10036


                     (Name and Address of Agent for Service)


                               -----------------



It is proposed that this filing will become effective:

[X] On April 30, 2003 pursuant to paragraph (b) of Rule 485.

                                 [LOGO OMITTED]



                       THIRD AVENUE VARIABLE SERIES TRUST

                          THIRD AVENUE VALUE PORTFOLIO

                                   PROSPECTUS
                                 ==============


                                 APRIL 30, 2003









As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

    TABLE OF CONTENTS
================================================================================




        ABOUT THE PORTFOLIO                                                    1
                Investment Objective and Principal Investment Strategies Principal Investment Risks
                Performance
                Fees and Expenses
                Who May Want to Invest
                Investment Philosophy

        MANAGEMENT OF THE PORTFOLIO                                            5

        HOW TO PURCHASE AND REDEEM SHARES                                      6

        DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS & TAXES                          7

        FINANCIAL HIGHLIGHTS                                                   9

   ABOUT THE PORTFOLIO
================================================================================




INVESTMENT OBJECTIVE

Third Avenue Value Portfolio seeks long-term capital appreciation.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Third Avenue Value Portfolio ( the "Portfolio") seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the Adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the Adviser believes are undervalued.


Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security; and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization, although it frequently finds value in companies with a smaller capitalization. It also invests in both domestic and foreign securities. The mix of the Portfolio's investments at any time will depend on the industries and types of securities the Adviser believes hold the most value.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS


MARKET RISK. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.

STYLE RISK. The Portfolio frequently finds value in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a Portfolio invested solely in stocks.

The value of a security owned by the Portfolio may decline or fail to appreciate if the market believes that its value is less than the Adviser believes it is worth. This could be due to a variety of factors, including that the Adviser's analysis of a company in which the Portfolio invests is wrong or the company fails to realize its value.

SMALL-CAP RISK. The Portfolio may invest from time to time in smaller companies whose securities tend to be more volatile and less liquid than securities of larger companies.

HIGH-YIELD RISK. The Portfolio's investments in high-yield securities (commonly known as "junk bonds") may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments.

FOREIGN RISK. In addition to general market risks, foreign securities are subject to risks such as currency fluctuations and controls, adverse political developments and potentially greater illiquidity and volatility.

NON-DIVERSIFICATION RISK. The Portfolio is non-diversified. This means that the Portfolio may have fewer investments than diversified mutual funds of comparable size. The Portfolio does not have, however, a strategy requiring it to limit its investments to any specified number of issuers. A non-diversified fund can be more volatile than a diversified fund.

================================================================================



PERFORMANCE

The tables below show the annual returns of the Third Avenue Value Portfolio and compares those returns to relevant broad measures of market performance. This information may give an indication of the risks involved in investing in the Portfolio by showing how performance has changed from year to year. You should be aware that Portfolio performance will fluctuate and may or may not perform as well as a comparable broad market index. All figures assume reinvestment of dividends and distributions. These figures do not reflect charges assessed at the contract or separate account level. If any such charges were included, returns would be lower. As with all mutual funds, past performance does not necessarily indicate future results.


[Data below represents bar chart in printed piece.]

CALENDAR YEARS

2000              40.52%
2001              13.68%
2002             (10.72%)


During the 3-year period shown in the bar chart, the highest return for a quarter was 13.97% (quarter ending December 31, 2001) and the lowest return for a quarter was (19.79%) (quarter ending September 30, 2002).

  AVERAGE ANNUAL TOTAL
 RETURNS FOR THE PERIODS
    ENDING 12/31/2002              PAST ONE YEAR         SINCE INCEPTION*
-------------------------          -------------         ----------------

THIRD AVENUE VALUE PORTFOLIO         (10.72%)                 14.20%

STANDARD & POOR'S 500 INDEX
 (S&P 500)**                         (22.10%)                (10.17%)

RUSSELL 2000 INDEX**                 (20.48%)                 (1.91%)

RUSSELL 2000 VALUE INDEX**            (9.87%)                  7.21%

RUSSELL 2500 INDEX**                 (17.79%)                  0.83%



*Inception date for the Portfolio was September 21, 1999.

**An index is a hypothetical measure of performance of the stock market or one of its segments based on the ups and downs of securities that make up or are representative of a particular market or segment. It does not factor in fees or expenses-costs that are reflected in the Portfolio's results.

================================================================================



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The insurance company contract through which you invest may have other additional fees and expenses.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

MANAGEMENT FEES                                                0.90%

OTHER EXPENSES                                                 0.40%*
----------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                           1.30%*

*These expenses reflect repayment of previously reimbursed expenses to the Adviser.


EXAMPLE

The following example is intended to help you compare the cost of investing in Third Avenue Value Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               YEAR 1            YEAR 3           YEAR 5            YEAR 10
               ------            ------           ------            -------
                $132              $412             $713             $1,568

================================================================================



WHO MAY WANT TO INVEST

Third Avenue Value Portfolio may be appropriate for investors seeking long-term capital appreciation.


INVESTMENT PHILOSOPHY


The Portfolio adheres to a strict value discipline in selecting securities. This means seeking securities whose prices are low in relation to what the Portfolio's Adviser believes is the true value of the securities. The Portfolio's Adviser believes this both lowers risk and increases capital appreciation potential. The Portfolio identifies investment opportunities through intensive research of individual companies and generally does not focus on stock market conditions and other macro factors. For these reasons, the Portfolio may seek investments in the securities of companies in industries that are believed to be temporarily depressed.

The Portfolio follows a strategy of "patient investing." The Portfolio will generally sell an investment only when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value.

The particular types of securities in which the Portfolio will invest and the percentage of the Portfolio's assets invested in each type of security will vary depending on where the Adviser sees the most value at the time of investment. The Adviser anticipates, however, that a substantial portion of the Portfolio's assets will be invested in equity securities. In selecting equity securities, the Adviser generally seeks to invest in companies that exhibit the following characteristics:


1) A strong financial position, as measured not only by balance sheet data but also by off-balance sheet assets, liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information), where debt service (that is, the current annual required payment of interest and principal to creditors) consumes a small part of such companies' cash flow.

2) Responsible managements and control groups, as gauged by managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders.

3) Availability of comprehensive and meaningful financial and related information. A key disclosure is audited financial statements and information which the Adviser believes are reliable benchmarks to aid in understanding the business, its values and its dynamics.

4) Availability of the security at a market price which the Adviser believes is at a substantial discount to the Adviser's estimate of what the issuer would be worth as a private company or as a take-over or merger and acquisition candidate.


As noted above, the Portfolio may from time to time invest its assets in securities other than common stock, including preferred stocks and various types of debt securities, when the Adviser believes that there is a greater potential to realize value by investing in other types of securities. The Portfolio may invest a small portion or a substantial portion of its assets in those other types of securities from time to time.

When the Portfolio's Adviser believes that a temporary defensive posture is appropriate, the Portfolio may hold all or a portion of its assets in short-term U.S. Government obligations, cash or cash equivalents. This does not constitute a change in the Portfolio's investment objective, but could prevent or delay the Portfolio from achieving its objective.


The investment objective and philosophy of the Portfolio are similar to those of the Third Avenue Value Fund, a publicly offered "retail" fund managed by the Adviser. Although the Adviser anticipates that the Portfolio and the corresponding retail fund will hold similar investments, differences in asset size and cash-flow needs, resulting from purchases and redemptions of Portfolio shares, may result in different security selections, differences in the relative weightings of investments or differences in the prices paid for particular investments and, accordingly, are expected to cause differences in performance results. Expenses of the Portfolio and the corresponding retail fund also are expected to differ.

    MANAGEMENT OF THE PORTFOLIO
================================================================================


THE INVESTMENT ADVISER


Third Avenue Management LLC (the "Adviser"), 622 Third Avenue, New York, NY 10017, is the investment adviser for the Portfolio. The Adviser manages the Portfolio's investments, provides various administrative services and supervises the Portfolio's daily business affairs, subject to the authority of the Board of Trustees of Third Avenue Variable Series Trust (the "Trust"). The Adviser provides investment advisory or sub-advisory services to twelve other open-end mutual funds with assets in excess of $3.8 billion as of March 31, 2003. The Adviser or its predecessor has been an investment adviser for mutual funds since its organization in 1986.

At a meeting held August 7, 2002, the shareholders of the Trust approved a new Investment Advisory Agreement between Third Avenue Management LLC and the Trust, on behalf of the Third Avenue Value Portfolio. The new Investment Advisory Agreement took effect on August 8, 2002 when Affiliated Managers Group, Inc. acquired an indirect majority equity interest in the Adviser. The Adviser was formed by the Portfolio's prior investment adviser, EQSF Advisers, Inc. (EQSF) on May 15, 2002 to act as the successor to EQSF's business. The investment professionals and management team serving the Portfolio remain unchanged.

MARTIN J. WHITMAN

Mr. Whitman, the Chairman and Chief Executive Officer of the Trust, is co-manager of the Portfolio. Mr. Whitman has also served as Co-Chief Investment Officer of the Adviser since February 2003. Prior to that, Mr. Whitman served as Chief Investment Officer of the Adviser (and its predecessor entity) from 1991 to 2003. Mr. Whitman has served for 28 years as a Distinguished Management Fellow at the Yale School of Management. Mr. Whitman has been a director of various public and private companies, currently including Danielson Holding Corporation, an insurance holding company, and Nabors Industries, Inc., an international oil-drilling contractor.


Mr. Whitman graduated from Syracuse University MAGNA CUM LAUDE in 1949 and received a Masters degree in Economics from New School University in 1956.


CURTIS R. JENSEN

Curtis Jensen has served as co-manager of the Portfolio since April 30, 2001. Mr. Jensen has also served as Co-Chief Investment Officer of the Adviser since February 2003. He has been employed by the Adviser (and its predecessor entity) since 1995, and also serves as portfolio manager of the Third Avenue Small-Cap Value Fund. Prior to joining the Adviser, Mr. Jensen was a graduate business student at the Yale School of Management from 1993 to 1995, where he studied under Mr. Whitman. Prior to that, Mr. Jensen was an investment banker with Manufacturers Hanover Trust Company and Enright & Company.


Mr. Jensen received his M.B.A. from the Yale School of Management and his B.A. in Economics from Williams College.

MICHAEL R. LEHMANN


Michael Lehmann has served as co-manager of the Portfolio since April 14, 2003. Michael Lehmann is a portfolio manager for the Adviser's private and institutional advisory business. Mr. Lehmann is also a senior research analyst for the Third Avenue Funds. Previously, Mr. Lehmann worked at Gabelli Funds and the research boutique, Robert M. Cohen & Co.

Mr. Lehmann received his B.S. in Finance from Fordham University.

    HOW TO PURCHASE AND REDEEM SHARES
================================================================================


PURCHASE OF SHARES


The Portfolio is offering its shares only to separate accounts (the "Accounts") of insurance companies taxed as domestic insurance companies for U.S. federal income tax purposes to fund the benefits of variable annuity or variable life insurance policies (the "Contracts"). The Portfolio expects that the shares of the Portfolio purchased by an Account will constitute all of the assets of certain "segregated asset accounts" (as determined for U.S. federal income tax purposes) of the Accounts of such insurance companies. The Accounts may invest in shares of the Portfolio in accordance with allocation instructions received from the owners of the Contracts. Such allocation rights and information on how to purchase or surrender a Contract, as well as sales charges and other expenses imposed by the Contracts or their owners, are further described in the separate prospectuses issued by the participating insurance companies and accompanying this Prospectus. The Portfolio reserves the right to reject any order for the purchase of shares.


PRICE OF SHARES


The price your contract will pay for a share of the Portfolio is the Portfolio's net asset value per share (NAV). NAV per share is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m., Eastern time. The NAV of the Portfolio is determined by dividing the value of all portfolio securities, cash, and other assets, including accrued interest and dividends, owned by the Portfolio, less all liabilities, including accrued expenses of the Portfolio, by the total number of outstanding shares of the Portfolio. Your order will be priced at the next NAV calculated following receipt of your order in proper form by your insurance company or the Portfolio's transfer agent. The Portfolio's investments are generally valued at market value. Certain short-term securities are valued based on amortized cost. Illiquid securities and other securities and assets for which market quotations are not readily available are valued at "fair value," as determined in good faith by or under the direction of the Board of Trustees of the Portfolio. Foreign securities held by the Portfolio generally trade on foreign markets which may be open on days when the NYSE is closed. This means that the Portfolio's NAV can change on a day that you cannot purchase or redeem shares.


BUSINESS HOURS

The Portfolio is open for business each day the NYSE is open. The NYSE and the Portfolio will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

REDEMPTION OF SHARES


In general, shares of the Portfolio may be redeemed on any day during which the NYSE is open. Portfolio shares will be redeemed at the NAV next calculated after a redemption order is received in proper form by the Portfolio or its transfer agent. Redemption requests that contain a restriction as to the time, date or share price at which the redemption is to be effective will not be honored. The Portfolio will usually make payment for redemptions of Portfolio shares within one business day, but reserves the right to make payment up to seven calendar days after receipt of a redemption request.


CERTAIN EXPENSES

Contract owners will bear various distribution-related and insurance-related costs at the insurance company level and should refer to the accompanying Account prospectus for a summary of such fees and expenses.

    DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS & TAXES
================================================================================


GENERAL

The Portfolio expects to pay dividends from its net investment income and to distribute any realized net capital gains to the Accounts, in each case at least annually. All dividends and capital gains distributions of the Portfolio are automatically reinvested by the Accounts in additional shares of such Portfolio. Dividends from stocks and interest earned from other investments are the main source of net investment income for the Portfolio. When the Portfolio sells securities, it may realize capital gains or losses, depending upon whether the prices of the securities sold are higher or lower than the prices the Portfolio paid to purchase them. Net capital gains represent the excess of net long-term capital gains over net short-term capital losses and any carried forward from prior years.

TAX STATUS OF THE PORTFOLIO


The Portfolio has elected to be treated, has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Portfolio so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income, the Portfolio will not be required to pay federal income taxes on any income it distributes to shareholders. The Portfolio expects to distribute substantially all of its net investment income and net capital gains at least annually.


TAX TREATMENT TO INSURANCE COMPANY AS SHAREHOLDER


Section 817(h) of the Code and the Treasury regulations thereunder generally require that each segregated asset account supporting a Contract be "adequately diversified" (the "Diversification Requirements"). A "look-through" rule provided under Section 817, if applicable, permits the assets of the Portfolio to be attributed to any segregated asset account holding shares of the Portfolio. Because the Portfolio is offering its shares only to Accounts, an Account should be able to apply the "look-through" rule to determine if the segregated asset account supporting a Contract has met the Diversification Requirements. Although the Portfolio intends to manage its investments so that the Portfolio itself will meet the Diversification Requirements and to sell its shares only to Accounts, no assurance can be given that the look-through rule will apply to a particular segregated asset account or that a segregated asset account invested in shares of the Portfolio will be deemed to be adequately diversified.


Generally, distributions paid by the Portfolio of its ordinary income, short-term capital gains, and long-term capital gains will be includible in the gross income of a life insurance company holding Portfolio shares in an Account. To the extent that the dividends paid by the Portfolio represent dividends qualifying for the dividend received deduction at the Portfolio level, such dividends will be eligible for the dividend received deduction to the extent such deduction is available to life insurance companies under Subchapter L. The federal income tax rules applicable to life insurance companies taxed pursuant to Subchapter L of the Code govern the recognition of income, gain, or loss attributable to Account assets held for a Contract and provide for reserve adjustments, which offset the tax effect of recognized income and provide for reserve adjustments, which eliminate the potential for gain or loss upon the disposition of separate account assets that have increased or decreased in value. These rules generally prevent an insurance company from being taxed on the actual or deemed income from separate account assets to the extent such income has been reflected in the value of supported variable contracts. Such income may be subject to state and local taxes, although in most jurisdictions insurance companies are not taxed on investment income; in such states where investment income is taxed, the state and local income tax treatment of such income generally will conform to the federal tax treatment.

================================================================================


CERTAIN INVESTMENT PRACTICES


Certain investment practices of the Portfolio may be subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Portfolio and affect the holding period of the securities held by the Portfolio and the character of the gains or losses realized by the Portfolio. These provisions may also require the Portfolio to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to maintain the Portfolio's qualification as a regulated investment company and avoid income and excise taxes. The Portfolio will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

    FINANCIAL HIGHLIGHTS
================================================================================



The financial highlights table is intended to help you understand the Portfolio's financial performance from the commencement of operations through December 31, 2002. Certain information reflects financial results for a single Portfolio share. The total returns in the table represents the rate that you would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolio's financial statements, are included in the Annual Report to Shareholders, which is available upon request. These figures do not reflect charges assessed at the contract or separate account level. If any such charges were included, returns would be lower.


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:


                                                   FOR THE            FOR THE              FOR THE             FOR THE
                                                 YEAR ENDED          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                              DECEMBER 31, 2002   DECEMBER 31, 2001   DECEMBER 31, 2000  DECEMBER 31, 1999*
                                              -----------------   -----------------   -----------------  -----------------
Net Asset Value, Beginning of Period                 $17.13              $15.21              $10.84             $10.00
                                                     ------              ------              ------             ------
Income from Investment Operations:
 Net investment income                                 0.02                0.04                0.04               0.03
 Net realized and unrealized gains on securities     (1.86)                2.04                4.35               0.81
                                                     ------              ------              ------             ------
 Total from Investment Operations                    (1.84)                2.08                4.39               0.84
                                                     ------              ------              ------             ------
Less Distributions:
 Dividends from net investment income                (0.03)              (0.02)              (0.02)                 --
 Distributions from realized gains                   (0.27)              (0.14)                  --                 --
                                                     ------              ------              ------             ------
 Total Distributions                                 (0.30)              (0.16)              (0.02)                 --
                                                     ------              ------              ------             ------
Net Asset Value, End of Period                       $14.99              $17.13              $15.21             $10.84
                                                     ======              ======              ======             ======
Total Return                                        (10.72)%              13.68%              40.52%              8.40%(1)
Ratios/Supplemental Data
Net Assets, End of period (in thousands)           $192,315            $162,438             $31,971             $4,367
 Ratio of Expenses to Average Net Assets
  Before expense reimbursement/repayment               1.25%               1.27%               2.52%             34.43%(2)
  After expense reimbursement/repayment                1.30%               1.30%               1.30%              1.30%(2)
 Ratio of Net Income (Loss) to Average Net Assets
  Before expense reimbursement/repayment               0.25%               0.81%              (0.39%)           (30.14%)(2)
  After expense reimbursement/repayment                0.20%               0.77%               0.83%              2.99%(2)
 Portfolio Turnover Rate                                 22%                 21%                 18%                 0%(1)


(1) Not Annualized

(2) Annualized. Note that annualized expenses and net income (loss) before expense reimbursement are not necessarily indicative of expected expenses due to the annualization of certain fixed expenses.

 * The Fund commenced investment operations on September 21, 1999.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                BOARD OF TRUSTEES

                                Martin J. Whitman
                                 David M. Barse
                                  Jack W. Aber
                             William E. Chapman, II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden


                                    OFFICERS

                                Martin J. Whitman
                      Chairman and Chief Executive Officer
                                 David M. Barse
                      President and Chief Operating Officer
                                Michael T. Carney
                      Chief Financial Officer and Treasurer
                                W. James Hall III
                          General Counsel and Secretary


                               INVESTMENT ADVISER

                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017


                                   DISTRIBUTOR

                                M.J. Whitman LLC
                                622 Third Avenue
                               New York, NY 10017


                                 TRANSFER AGENT

                                    PFPC Inc.
                                 760 Moore Road
                         King of Prussia, PA 19406-1212
                                 (610) 382-7819
                           (800) 443-1021 (toll-free)


                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                            Princeton, NJ 08540-6231


                                 [LOGO OMITTED]


                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 880-8442
                                www.thirdave.com

Additional information about the Portfolio is available in the Portfolio's reports to shareholders and the Statement of Additional Information (SAI). The Portfolio's Annual Report to Shareholders contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year. The SAI is on file with the SEC and is incorporated in this Prospectus by reference (is legally considered part of this Prospectus).

You can obtain the SAI and the Portfolio's reports to shareholders without charge, upon request, and otherwise make inquiries to the Portfolio by writing or calling the Portfolio at 622 Third Avenue, New York, NY 10017, (800) 880-8442 or (212) 888-5222.


Information about the Portfolio, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (phone (202) 942-8090 for information). Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the E-Mail address publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Reports and other information about the Portfolio are available on the SEC's Internet Web site (http://www.sec.gov).

SEC file number 811-9395

                            [THIRD AVENUE FUNDS LOGO]



                       STATEMENT OF ADDITIONAL INFORMATION



                              DATED APRIL 30, 2003



                       THIRD AVENUE VARIABLE SERIES TRUST


                          THIRD AVENUE VALUE PORTFOLIO



This Statement of Additional Information (SAI) is not a Prospectus and should be read together with the Portfolio's Prospectus dated April 30, 2003. This SAI contains information in addition to that set forth in the Prospectus into which this document is incorporated by reference. A copy of the Prospectus and the Portfolio's reports to shareholders may be obtained without charge by writing to the Portfolio at 622 Third Avenue, New York, NY 10017, or by calling the Portfolio at (800) 880-8442 (toll free) or (212) 888-5222.

                                TABLE OF CONTENTS




GENERAL INFORMATION                                                            3
INVESTMENT POLICIES                                                            3
INVESTMENT RESTRICTIONS                                                       14
MANAGEMENT OF THE TRUST                                                       15
PRINCIPAL STOCKHOLDERS                                                        20
INVESTMENT ADVISER                                                            20
INVESTMENT ADVISORY AGREEMENT                                                 21
DISTRIBUTOR                                                                   23
ADMINISTRATOR                                                                 23
CUSTODIAN                                                                     24
TRANSFER AGENT                                                                24
INDEPENDENT ACCOUNTANTS                                                       24
CODE OF ETHICS                                                                24
PORTFOLIO TRADING PRACTICES                                                   24
SHARE INFORMATION                                                             26
PURCHASE ORDERS                                                               27
REDEMPTION OF SHARES                                                          27
CALCULATION OF NET ASSET VALUE                                                27
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES                               28
PERFORMANCE INFORMATION                                                       31
FINANCIAL STATEMENTS                                                          32
APPENDIX                                                                      33

                               GENERAL INFORMATION


This Statement of Additional Information is in addition to and serves to expand and supplement the current Prospectus of Third Avenue Variable Series Trust (the "Trust"). The Trust is an open-end, non-diversified management investment company which currently consists of one investment series: THIRD AVENUE VALUE PORTFOLIO (the "Portfolio"). The Trust was organized as a business trust under the laws of the state of Delaware pursuant to an Agreement and Declaration of Trust dated as of June 16, 1999.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies taxed as domestic insurance companies for U.S. Federal income tax purposes for the purpose of funding variable life insurance policies and variable annuity contracts.


                               INVESTMENT POLICIES

The Prospectus discusses the investment objective of the Portfolio and the principal investment strategies to be employed to achieve that objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Portfolio may invest, additional strategies that the Portfolio may utilize and certain risks associated with such investments and strategies.

The Portfolio expects to invest in a broad range of securities (subject to the Portfolio's fundamental investment objective). The particular types of securities, and the percentage of the Portfolio's assets invested in each type, will vary depending on where the Adviser (as hereinafter defined) sees the most value at the time of investment. The following is a description of the different types of securities that the Adviser may invest in and certain of the risks relating to those securities.

INVESTMENT IN EQUITY SECURITIES


The Portfolio may invest in equity securities. In selecting equity securities, the Adviser generally seeks issuing companies that exhibit the following characteristics:

       (1) A strong financial position, as measured not only by balance sheet data but also by off-balance sheet assets, liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information), where debt service(1) consumes a relatively small part of such companies' cash flow;

       (2) Responsible management and control groups, as gauged by managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders;

       (3) Availability of comprehensive and meaningful financial and related information. A key disclosure is audited financial statements and information which the Adviser believes are reliable benchmarks to aid in understanding the business, its values and its dynamics; and

       (4) Availability of the security at a market price which the Adviser believes is at a substantial discount to the Adviser's estimate of what the issuer would be worth as a private company or as a takeover or merger and acquisition candidate.


-------
(1) "Debt Service" means the current annual required payment of interest and principal to creditors.

Investing in equity securities has certain risks, including the risk that the financial condition of the issuing company of the Portfolio's securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the securities and thus in the value of the Portfolio's shares). Equity securities are especially susceptible to general stock market movements and to increases and decreases in value as market confidence in and perceptions of the issuing companies change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The value of the common stocks owned by the Portfolio thus may be expected to fluctuate.

In selecting preferred stocks, the Adviser will use its selection criteria for either equity securities or debt securities, depending on the Adviser's determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuing company's capital structure. Preferred stocks are usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks of the same issuing company. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as these securities are senior to common stocks, such securities tend to have less possibility of capital appreciation. Although the Adviser generally does not focus on market factors in making investment decisions, the Portfolio is, of course, subject to the vagaries of the markets. The Portfolio may invest from time to time in smaller companies whose securities tend to be more volatile and less liquid than securities of larger companies.


INVESTMENT IN DEBT SECURITIES


The Portfolio intends its investment in debt securities to be, for the most part, in securities which the Adviser believes will provide above-average current yields, yields to events, or yields to maturity. In selecting debt instruments for the Portfolio, the Adviser seeks the following characteristics:


     1)   Strong covenant protection, and

     2) Yield to maturity at least 500 basis points above that of a comparable credit.

In acquiring debt securities for the Portfolio, the Adviser generally will look for covenants which protect holders of the debt issue from possible adverse future events such as, for example, the addition of new debt senior to the issue under consideration. Also, the Adviser will seek to analyze the potential impacts of possible extraordinary events such as corporate restructurings, refinancings, or acquisitions. The Adviser will also use its best judgment as to the most favorable range of maturities. In general, the Portfolio will acquire debt issues which have a senior position in an issuer's capitalization and will avoid "mezzanine" issues such as non-convertible subordinated debentures.

The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality is increased, the market values of debt securities generally rise. Conversely, when interest rates rise or perceived credit quality is lowered, the market values of debt securities generally decline. The magnitude of these fluctuations will be greater when the average maturity of the portfolio securities is longer.

CONVERTIBLE SECURITIES

The Portfolio may invest in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a prescribed amount of equity securities (generally common stock) of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both fixed income and equity securities. Yields for convertible securities tend to be lower than for non-convertible debt securities but higher than for common stocks. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying security and therefore also will react to variations in the general market for equity securities and the operations of the issuer. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

MORTGAGE-BACKED SECURITIES


The Portfolio may invest in mortgage-backed securities and derivative mortgage-backed securities, but do not intend to invest in "principal only" and "interest only" components. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The Adviser believes that, under certain circumstances, many mortgage-backed securities may trade at prices below their inherent value on a risk-adjusted basis and believes that selective purchases by a Fund may provide high yield and total return in relation to risk levels. The Portfolio intend to invest in these securities only when the Adviser believes, after analysis, that there is unlikely to be permanent impairment of capital as measured by whether there will be a money default by either the issuer or the guarantor of these securities. The Portfolio will not invest in non-investment grade subordinated classes of residential mortgage-backed securities.

As with other debt securities, mortgage-backed securities are subject to credit risk and interest rate risk. See "Investment in Debt Securities." However, the yield and maturity characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. The relationship between prepayments and interest rates may give some mortgage-backed securities less potential for growth in value than conventional fixed-income securities with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. If interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of mortgage-backed securities and lengthen their durations. Because of these and other reasons, a mortgage-backed security's total return, maturity and duration may be difficult to predict precisely.

Mortgage-backed securities come in different classes that have different risks. Junior classes of mortgage-backed securities protect the senior class investors against losses on the underlying mortgage loans by taking the first loss if there are liquidations among the underlying loans. Junior classes generally receive principal and interest payments only after all required payments have been made to more senior classes. If a Portfolio invests in junior classes of mortgage-related securities, it may not be able to recover all of its investment in the securities it purchases. In addition, if the underlying mortgage portfolio has been overvalued, or if mortgage values subsequently decline, a Portfolio that invests in such securities may suffer significant losses.

Investments in mortgage-backed securities, involve the risks of interruptions in the payment of interest and principal (delinquency) and the potential for loss of principal if the property underlying the security is sold as a result of foreclosure on the mortgage (default). These risks include the risks associated with direct ownership of real estate, such as the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which in turn may be affected by local market conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, energy costs, government regulations with respect to environmental, zoning, rent control and other matters, and real estate and other taxes. The risks associated with the real estate industry will be more significant for a Fund to the extent that it invests in mortgage-backed securities. These risks are heightened in the case of mortgage-backed securities related to a relatively small pool of mortgage loans. If the underlying borrowers cannot pay their mortgage loans, they may default and the lenders may foreclose on the property. Finally, the ability of borrowers to repay mortgage loans underlying mortgage-backed securities will typically depend upon the future availability of financing and the stability of real estate values.

For mortgage loans not guaranteed by a government agency or other party, the only remedy of the lender in the event of a default is to foreclose upon the property. If borrowers are not able or willing to pay the principal balance on the loans, there is a good chance that payments on the related mortgage-related securities will not be made. Certain borrowers on underlying mortgages may become subject to bankruptcy proceedings, in which case the value of the mortgage-backed securities may be hurt.


ASSET-BACKED SECURITIES


The Portfolio may also invest in asset-backed securities that, through the use of trusts and special purpose vehicles, are securitized with various types of assets, such as automobile loan receivables, credit card receivables and home-equity loans in pass-through structures similar to the mortgage-related securities described above. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.


FLOATING RATE, INVERSE FLOATING RATE AND INDEX OBLIGATIONS

The Portfolio may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Portfolio will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Portfolio cannot or will not invest.

Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

The Portfolio does not intend to invest more than 5% of its total assets in inverse floating rate securities. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

INVESTMENT IN HIGH YIELD DEBT SECURITIES


The Portfolio may invest in high yield debt securities, including those rated below Baa by Moody's Investors Service, Inc. (Moody's) and below BBB by Standard & Poor's Ratings Group (Standard & Poor's) and unrated debt securities, commonly referred to as "junk bonds." See also "Investment in Debt Securities" and "Restricted and Illiquid Securities." Such securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation, and may in fact be in default. The Portfolio does not intend to invest more than 35% of its total assets in such securities. The ratings of Moody's and Standard & Poor's represent their opinions as to the credit quality of the securities which they undertake to rate (see Appendix A for a description of those ratings). It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Portfolio depends on the Adviser's credit analysis to identify investment opportunities. For the Portfolio, credit analysis is not a process of merely measuring the probability of whether a money default will occur, but also measuring how the creditor would fare in a reorganization or liquidation in the event of a money default.


Before investing in any high yield debt instruments, the Adviser will evaluate the issuer's ability to pay interest and principal, as well as the seniority position of such debt in the issuer's capital structure vis-a-vis any other outstanding debt or potential debts. There appears to be a direct cause and effect relationship between the weak financial conditions of issuers of high yield bonds and the market valuation and prices of their credit instruments, as well as a direct relationship between the weak financial conditions of such issuers and the prospects that principal or interest may not be paid.

The market price and yield of bonds rated below Baa by Moody's and below BBB by Standard & Poor's are more volatile than those of higher rated bonds due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, general market liquidity and the risk of an issuer's inability to meet principal and interest payments. In addition, the secondary market for these bonds is generally less liquid than that for higher rated bonds.

Lower rated or unrated debt obligations also present reinvestment risks based on payment expectations. If an issuer calls the obligation for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors.

The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. Companies that issue such bonds often are highly leveraged and may not have available to them more traditional methods of financing. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations or to repay their obligations upon maturity. Under deteriorating economic conditions or rising interest rates, the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken significantly than that of issuers of higher-rated securities. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are generally not meant for short-term investing.

The Portfolio may also purchase or retain debt obligations of issuers not currently paying interest or in default (i.e., with a rating from Moody's of C or lower or Standard & Poor's of C1 or lower). In addition, the Portfolio may purchase securities of companies that have filed for protection under Chapter 11 of the United States Bankruptcy Code. Defaulted securities will be purchased or retained if, in the opinion of the Adviser, they may present an opportunity for subsequent price recovery, the issuer may resume payments, or other advantageous developments appear likely.

ZERO-COUPON AND PAY-IN-KIND SECURITIES


The Portfolio may invest in zero coupon and pay-in-kind (PIK) securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. PIK securities pay all or a portion of their interest in the form of additional debt or equity securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero coupon and PIK securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and avoid a certain excise tax, the Portfolio may be required to distribute a portion of such discount and non-cash income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.


LOANS AND OTHER DIRECT DEBT INSTRUMENTS

The Portfolio may invest in loans and other direct debt instruments owed by a borrower to another party, and may also from time to time make loans. These instruments represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the Securities and Exchange Commission (SEC).

TRADE CLAIMS

The Portfolio may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty and often involved in bankruptcy proceedings. For purchasers such as the Portfolio, trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

FOREIGN SECURITIES

The Portfolio may invest in foreign securities investments which will have characteristics similar to those of domestic securities selected for the Portfolio. The Portfolio intends to limit its investments in foreign securities to companies issuing U.S. dollar-denominated American Depository Receipts (ADRs) or which, in the judgment of the Adviser, otherwise provide financial information which provides the Adviser with substantively similar financial information as SEC disclosure requirements. By limiting its investments in this manner, the Portfolio seeks to avoid investing in securities where there is no compliance with SEC requirements to provide public financial information, or such information is unreliable as a basis for analysis.


The value of the Portfolio investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Portfolio's securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Portfolio holds various foreign currencies from time to time, the value of the net assets of the Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Portfolio's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Portfolio's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange, the Portfolio is authorized to enter into certain foreign currency exchange transactions.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, the Portfolio normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.


FOREIGN CURRENCY TRANSACTIONS

The Portfolio may, from time to time, engage in foreign currency transactions in order to hedge the value of its portfolio holdings denominated in foreign currencies against fluctuations in foreign currency prices versus the U.S. dollar. These transactions include forward currency contracts, exchange listed and over-the-counter options (OTC options) on currencies, currency swaps and other swaps incorporating currency hedges.

The notional amount of a currency hedged by the Portfolio will be closely related to the aggregate market value (at the time of making such hedge) of the securities held and reasonably expected to be held in its portfolio denominated or quoted in or currently convertible into that particular currency or a closely related currency. If the Portfolio enters into a hedging transaction in which the Portfolio is obligated to make further payments, its custodian will segregate cash or readily marketable securities having a value at all times at least equal to the Portfolio's total commitments.

The cost to the Portfolio of engaging in currency hedging transactions varies with factors such as (depending upon the nature of the hedging transaction) the currency involved, the length of the contract period, interest rates in foreign countries for prime credits relative to U.S. interest rates for U.S. Treasury obligations, the market conditions then prevailing and fluctuations in the value of such currency in relation to the U.S. dollar. Transactions in currency hedging contracts usually are conducted on a principal basis, in which case no fees or commissions are involved. The use of currency hedging contracts does not eliminate fluctuations in the prices in local currency of the securities being hedged.

The ability of the Portfolio to realize its objective in entering into currency hedging transactions is dependent on the performance of its counter parties on such contracts, which may in turn depend on the absence of currency exchange interruptions or blockage by the governments involved, and any failure on their part could result in losses to the Portfolio. The requirements for qualification as a regulated investment company under the Code, may cause the Portfolio to restrict the degree to which it engages in currency hedging transactions.


DEPOSITARY RECEIPTS

The Portfolio may invest in ADRs, Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs) (collectively known as "Depositary Receipts").
Depositary Receipts are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in the U.S., international and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.


RESTRICTED AND ILLIQUID SECURITIES


The Portfolio will not purchase or otherwise acquire any investment if, as a result, more than 15% of its net assets (taken at current market value) would be invested in securities that are illiquid. Generally speaking, an illiquid security is any asset or investment which a Portfolio cannot sell in the ordinary course of business within seven days at approximately the value at which a Portfolio has valued the asset or investment, including securities that cannot be sold publicly due to legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

Over the past several years, strong institutional markets have developed for various types of restricted securities, including repurchase agreements, some types of commercial paper, and some corporate bonds and notes (commonly known as "Rule144A Securities"). Securities freely salable among qualified institutional investors under special rules adopted by the SEC or otherwise determined to be liquid, may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Trustees will monitor their liquidity. The Board will review pertinent factors such as trading activity, reliability of price information and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect the Portfolio's liquidity.

INVESTMENT IN RELATIVELY NEW ISSUERS


The Portfolio intends to invest occasionally in the common stock of selected new issuers. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. The securities of such issuers may have a limited trading market which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investors who invest in such issuers trade the same securities when the Portfolio attempts to dispose of its holdings, the Portfolio may receive lower prices than might otherwise be the case.

TEMPORARY DEFENSIVE INVESTMENTS

When, in the judgment of the Adviser, a temporary defensive posture is appropriate, the Portfolio may hold all or a portion of its assets in short-term U.S. Government obligations, cash or cash equivalents. The adoption of a temporary defensive posture does not constitute a change in the Portfolio's investment objective.

BORROWING

The Portfolio may also make use of bank borrowing as a temporary measure for extraordinary or emergency purposes, such as for liquidity necessitated by shareholder redemptions, and may use securities as collateral for such borrowing. Such temporary borrowing may not exceed 5% of the value of the Portfolio's total assets at the time of borrowing.

INVESTMENT IN OTHER INVESTMENT COMPANIES


The Portfolio may invest in securities of other investment companies, to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser will charge an advisory fee on all the Portfolio's assets, including the portion of the Portfolio's assets that are invested in securities of other investment companies. Thus, shareholders will be responsible for a "double fee" on such assets, since both investment companies will be charging fees on such assets.


SIMULTANEOUS INVESTMENTS


Investment decisions for the Portfolio are made independently from those of the other accounts advised by the Adviser and its affiliates. If, however, such other accounts wish to invest in, or dispose of, the same securities as the Portfolio, available investments will be allocated equitably between the Portfolio and other account. This procedure may adversely affect the size of the position obtained for or disposed of by the Portfolio or the price paid or received by the Portfolio.


SECURITIES LENDING

The Portfolio may lend its portfolio securities to qualified institutions. By lending its portfolio securities, the Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The Portfolio may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with the requirements of the 1940 Act, which currently provide that
(a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time and the loaned securities be subject to recall within the normal and customary settlement time for securities transactions and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

The Portfolio will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33% of the value of its total assets (including such loans). Loan arrangements made by the Portfolio will comply with all other applicable regulatory requirements. All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by the Portfolio's Board of Trustees.

The Portfolio may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by its Board of Trustees. In addition, the Portfolio shall, through the ability to recall securities prior to any required vote, retain voting rights over the loaned securities.

On behalf of the Portfolio, the Trust has entered into a master lending arrangement with Bear, Stearns Securities Corp. in compliance with the foregoing requirements.

SHORT SALES

The Portfolio may, but currently does not intend to, engage in short sales. In a short sale transaction, the Portfolio sells a security it does not own in anticipation of a decline in the market value of the security.

COMMODITIES

The Portfolio may, but currently does not intend to, invest in commodities or commodity contracts and futures contracts.

                             INVESTMENT RESTRICTIONS

For the benefit of shareholders, the Portfolio has adopted the following restrictions, which are FUNDAMENTAL policies and, together with the Portfolio's investment objective, cannot be changed without the approval of a majority of such Portfolio's outstanding voting securities.(1)

The Portfolio may not:

       1. Borrow money or pledge, mortgage or hypothecate any of its assets except that the Portfolio may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the Portfolio's total assets when the borrowing is made.

       2. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

       3. Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the marketable securities of companies which invest in or sponsor such programs.

       4. Issue any senior security (as defined in the 1940 Act). Borrowings permitted by Item 1 above are not senior securities.

       5. Invest 25% or more of the value of its total assets in the securities (other than Government Securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are determined to be engaged in the same industry or similar trades or businesses, or related trades or businesses.

       6. Invest 25% or more of the value of its total assets in any one industry.

The Portfolio is required to comply with the above fundamental investment restrictions applicable to it only at the time the relevant action is taken. The Portfolio is not required to liquidate an existing position solely because a change in the market value of an investment or a change in the value of the Portfolio's net or total assets causes it not to comply with the restriction at a future date. The Portfolio will not purchase any portfolio securities while any borrowing exceeds 5% of its total assets.

------------
(1) As used in this Statement of Additional Information as to any matter requiring shareholder approval, the phrase "majority of the outstanding securities" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

                             MANAGEMENT OF THE TRUST

The Board of Trustees of the Portfolio oversees the management of the Portfolio.The Trustees are responsible for such matters as reviewing and approving fundamental operating, financial, and corporate governance policies; evaluating the Adviser's performance; determining management fees; and reviewing and approving procedures for providing financial and operational information to the Board.


Trustees and officers of the Portfolio, together with information as to their principal business occupations during at least the last five years, are shown below. Each of the Trustees oversees five mutual funds in the fund complex that are advised by the Funds' investment adviser, Third Avenue Management LLC. The fund complex includes one portfolio in the Third Avenue Variable Series Trust and four portfolios in the Third AvenueTrust.

INTERESTED TRUSTEES

                       Term of
                       Office and     Position(s)
                       Length of      Held With         Principal Occupation(s)                 Other Directorships
Name, Age & Address    Time Served*   Registrant        During Past 5 Years                     held by Trustee
-------------------    ------------   ----------        -----------------------                 -------------------
MARTIN J.              Trustee        Chairman, CEO     Chairman and Chief Executive Officer    Director (8/90 to
WHITMAN ** (78)        since 7/99     and Trustee       (CEO) (3/90 to Present), President      Present) of Danielson
622 Third Avenue                                        (1/91 to 5/98) of Third Avenue          Holding Corporation,
New York, NY                                            Trust; Chairman and CEO (7/99 to        and certain
10017                                                   Present) of Third Avenue Variable       subsidiaries;
                                                        Series Trust; Co- Chief Investment      Director (3/91 to
                                                        Officer (2/03 to Present), Chief        Present) of Nabors
                                                        Investment Officer (CIO) (1/91 to       Industries, Inc.,
                                                        2/03), Chairman and CEO (3/90 to        (international oil
                                                        8/02), President (1/91 to 2/98), of     drilling services);
                                                        EQSF Advisers, Inc. and its             Director (5/00 to
                                                        successor, Third Avenue Management      12/01) of Stewart
                                                        LLC; CEO, President and Director        Information Services
                                                        (10/74 to Present) of Martin J.         Corp. (title
                                                        Whitman & Co., Inc. (private            insurance and real
                                                        investment company); CEO (7/96 to       estate); Director
                                                        6/02) and Chairman (8/90 to 8/99) of    (8/97 to 5/01) of
                                                        Danielson Holding Corporation;          Tejon Ranch Co. (land
                                                        Chairman (1/95 to 8/02) and CIO         development and
                                                        (10/92 to 8/02) of M.J. Whitman         agribusiness).
                                                        Advisers, Inc.(reg. investment
                                                        adviser); Distinguished Management
                                                        Fellow (1972 to Present) and Member
                                                        of the Advisory Board (10/94 to
                                                        6/95) of the Yale School of
                                                        Management at Yale University;
                                                        Adjunct Professor (1/01 to 12/01) of
                                                        the Columbia University Graduate
                                                        School of Business; Chartered
                                                        Financial Analyst.

DAVID M.               Trustee        President, COO    President and Chief Operating           Director (7/97 to
BARSE** (40)           since 9/01      and Trustee      Officer (COO) (5/98 to Present),        Present) of CGA
622 Third Avenue                                        Trustee (9/01 to Present) and           Group, Ltd.
New York, NY                                            Executive Vice President (4/95 to       (insurance); Director
10017                                                   5/98) of Third Avenue Trust;            (7/96 to Present) of
                                                        President and COO (7/99 to Present),    Danielson Holding
                                                        and Trustee (9/01 to Present) of        Corporation and
                                                        Third Avenue Variable Series Trust;     certain subsidiaries;
                                                        CEO (4/03 to Present), President        Director (2/01 to
                                                        (2/98 to Present), COO (2/98 to         Present) of American
                                                        4/03), Director (4/95 to 12/02) and     Capital Access
                                                        Executive Vice President (4/95 to       Holdings, Inc.
                                                        2/98) of EQSF Advisers, Inc. and its    (insurance company).
                                                        successor, Third Avenue Management
                                                        LLC; CEO (7/99 to Present),
                                                        President (6/95 to Present),
                                                        Director and COO (1/95 to Present)
                                                        of M.J. Whitman, Inc. and its
                                                        successor, M.J. Whitman LLC
                                                        (registered broker-dealer);
                                                        President and COO (7/96 to 6/02) of
                                                        Danielson Holding Corp.; CEO (7/99
                                                        to 8/02), President (6/95 to 8/02),
                                                        Director and COO (1/95 to 8/02) of
                                                        M.J. Whitman Advisers, Inc.

INDEPENDENT TRUSTEES

                       Term of
                       Office and     Position(s)
                       Length of      Held With         Principal Occupation(s)          Other Directorships
Name, Age & Address    Time Served*   Registrant        During Past 5 Years              held by Trustee
-------------------    ------------   -----------       -----------------------          -------------------
JACK W. ABER (65)      Trustee since  Trustee           Professor of Finance (1972 to    Trustee, The Managers Funds
51 Columbia Street      8/02                            Present) of Boston University    (10 portfolios); Trustee of
Brookline, MA 02446                                     School of Management.            Managers AMG Funds (7
                                                                                         portfolios), Managers Trust
                                                                                         I (2 portfolios) and
                                                                                         Managers Trust II (1
                                                                                         portfolio); Trustee of
                                                                                         Appleton Growth Fund.

WILLIAM E.             Trustee since  Trustee           Trustee; President and Owner,    Trustee, The Managers Funds
CHAPMAN, II (61)        8/02                            (1998 to Present) of Longboat    (10 portfolios); Trustee of
380 Gulf of Mexico                                      Retirement Planning Solutions    Managers AMG Funds (7
Drive,  #531                                            (consulting firm);  part-time    portfolios), Managers Trust
Longboat Key, FL                                        employee delivering              I (2 portfolios) and
34228                                                   retirement and investment        Managers Trust II (1
                                                        education seminars (1/00 to      portfolio).
                                                        Present) for Hewitt
                                                        Associates, LLC (consulting
                                                        firm); Trustee (5/02 to
                                                        Present) of Bowdoin College;
                                                        various roles, the last of
                                                        which was President of the
                                                        Retirement Plans Group (1990
                                                        to 1998) with Kemper Funds
                                                        (mutual funds group);
                                                        investment sales, marketing
                                                        and general management roles
                                                        (1966 to 1990) with CIGNA
                                                        (insurance group).

LUCINDA FRANKS (56)    Trustee since  Trustee           Journalist (1969 to Present);    N/A
64 East 86th Street     7/99                            Special Correspondent, Talk
New York, NY                                            Magazine (1999-2000); Trustee
10028                                                   of Third Avenue Variable
                                                        Series Trust (7/99 to
                                                        Present); Trustee of Third
                                                        Avenue Trust (2/98 to
                                                        Present).

EDWARD J. KAIER (57)   Trustee since  Trustee           Partner (1977 to Present) at     Trustee, The Managers Funds
111 N. Lowry's Lane     8/02                            Hepburn Willcox Hamilton &       (10 portfolios), Trustee of
Rosemont, PA 19010                                      Putnam (law firm).               Managers AMG Funds (7
                                                                                         portfolios), Managers Trust
                                                                                         I (2 portfolios) and
                                                                                         Managers Trust II (1
                                                                                         portfolio).

MARVIN MOSER,          Trustee since  Trustee           Clinical Professor of            Director (1997 to Present)
M.D. (79)               7/99                            Medicine (1984 to Present) at    of Nutrition 21 Co.
13 Murray Hill Road                                     Yale University School of        (marketing); Director
Scarsdale, NY                                           Medicine; Trustee (1992 to       (9/00-2/02) of Innovative
10583                                                   2002) of the Trudeau             Clinical Solutions Ltd.
                                                        Institute (medical research      (pharmaceutical site
                                                        institute); Senior Medical       management); Director (2002
                                                        Consultant (1974 to 2002) for    to Present) of Comprehensive
                                                        the National High Blood          Neuroscience (research and
                                                        Pressure Education Program of    pharmaceutical site
                                                        the National Heart, Lung and     management company).
                                                        Blood Institute; Trustee of
                                                        Third Avenue Variable Series
                                                        Trust (7/99 to Present);
                                                        Trustee or Director of Third
                                                        Avenue Trust or its
                                                        predecessor (11/94 to
                                                        Present).

                       Term of
                       Office and     Position(s)
                       Length of      Held With         Principal Occupation(s)           Other Directorships
Name, Age & Address    Time Served*   Registrant        During Past 5 Years               held by Trustee
-------------------    ------------   -----------       -----------------------           -------------------
ERIC RAKOWSKI (44)    Trustee since  Trustee            Professor (1990 to Present)       Trustee, The Managers Funds
571 Woodmont Avenue    8/02                             at  University of California      (10 portfolios), Trustee of
Berkeley, CA 94708                                      at Berkeley School of Law;        Managers AMG Funds (7
                                                        Visiting Professor (1998-1999)    portfolios), Managers Trust
                                                        at Harvard Law School.            I (2 portfolios) and
                                                                                          Managers Trust II (1
                                                                                          portfolio).

MARTIN SHUBIK (77)    Trustee        Trustee            Seymour H. Knox Professor         N/A
Yale University       since 7/99                        (1975 to Present) of
Dept. of Economics                                      Mathematical and Institutional
Box 2125, Yale                                          Economics, Yale University;
Station                                                 Trustee of Third Avenue
New Haven, CT                                           Variable Series Trust (7/99 to
06520                                                   Present); Trustee or Director
                                                        of Third Avenue Trust or its
                                                        predecessor (11/90 to Present).

CHARLES C. WALDEN     Trustee        Trustee            Executive Vice-President of       N/A
(58)                  since 7/99                        Investments and Chief
11 Williamsburg                                         Investment Officer (1973 to
Circle,                                                 Present) Knights of Columbus
Madison, CT                                             (fraternal benefit society
06443                                                   selling life insurance and
                                                        annuities); Trustee  of
                                                        Third Avenue Variable
                                                        Series Trust (7/99 to
                                                        Present); Trustee or
                                                        Director of Third Avenue
                                                        Trust or its  predecessor
                                                        (5/96 to Present);
                                                        Chartered  Financial
                                                        Analyst.

* Each trustee serves until his successor is duly elected and qualified.
** Messrs. Whitman and Barse are "interested trustees" of the Trust and the Adviser, Third Avenue Management LLC, due to their employment with and indirect ownership interests in the Adviser.


ADVISORY MEMBERS OF THE BOARD OF TRUSTEES

                       Term of
                       Office and     Position(s)
                       Length of      Held With         Principal Occupation(s)          Other Directorships
Name, Age & Address    Time Served    Registrant        During Past 5 Years              held by Trustee
-------------------    -----------    -----------       -----------------------          -------------------
Phyllis W. Beck*       Advisory       Advisory Member   An Associate Judge (1981 to      N/A
(76)                   Member since                     Present) of the Superior
GSB Building Suite     8/02                             Court of Pennsylvania;
800                                                     Trustee of Third Avenue
City Line & Belmont                                     Variable Series Trust (7/99
Ave.                                                    to 8/02); Trustee or Director
Bala Cynwyd, PA                                         of Third Avenue Trust or its
19004-1611                                              predecessor (11/92 to 8/02).

* Phyllis W. Beck is the sister of Martin J. Whitman, Chairman and CEO of the Trust.

PRINCIPAL TRUST OFFICERS WHO ARE NOT TRUSTEES

                                Position(s) Held          Principal Occupation(s)        Other Directorships
Name, Age & Address             With Registrant           During Past 5 Years            held by Trustee
-------------------             ----------------          -----------------------        -------------------
MICHAEL T. CARNEY (49)          Treasurer and CFO         Treasurer and Chief            N/A
622 Third Avenue                                          Financial Officer (CFO)
New York, NY 10017                                        of Third Avenue Trust
                                                          (3/90 to Present);
                                                          Treasurer and CFO (6/99
                                                          to Present) of Third
                                                          Avenue Variable Series
                                                          Trust; Executive Vice
                                                          President, CFO (6/95 to
                                                          Present) of M.J.
                                                          Whitman, Inc. and its
                                                          successor, M.J. Whitman
                                                          LLC; Treasurer,
                                                          Director (1/95 to
                                                          8/02), Executive Vice
                                                          President (6/95 to
                                                          8/02) and CFO (10/92 to
                                                          8/02) of M.J. Whitman
                                                          Advisers, Inc.; CFO
                                                          (8/90 to 6/02) of
                                                          Danielson Holding
                                                          Corporation; Director
                                                          (8/96 to 6/02) of
                                                          National American
                                                          Insurance Company of
                                                          California; CFO and
                                                          Treasurer (5/89 to
                                                          Present) of EQSF
                                                          Advisers, Inc. and its
                                                          successor, Third Avenue
                                                          Management LLC; CFO and
                                                          Treasurer (5/02 to
                                                          Present) of Third
                                                          Avenue Holdings
                                                          Delaware LLC.

W. JAMES HALL III (38)          General Counsel and       General Counsel and            N/A
622 Third Avenue                Secretary Secretary       (6/00 to Present) of
New York, NY 10017                                        Third Avenue Trust;
                                                          General Counsel and
                                                          Secretary (9/00 to
                                                          Present) of Third
                                                          Avenue Variable Series
                                                          Trust; General Counsel
                                                          and Secretary (9/00 to
                                                          Present) of EQSF
                                                          Advisers, Inc., and its
                                                          successor, Third Avenue
                                                          Management LLC; General
                                                          Counsel and Secretary
                                                          (12/00 to 7/02) of
                                                          Danielson Holding
                                                          Corporation; General
                                                          Counsel and Secretary
                                                          (5/00 to Present) of
                                                          M.J. Whitman, Inc. and
                                                          its successor, M.J.
                                                          Whitman LLC; General
                                                          Counsel and Secretary
                                                          (5/00 to 8/02) of M.J.
                                                          Whitman Advisers, Inc.;
                                                          Associate (2/00 to
                                                          6/00) at Paul, Weiss,
                                                          Rifkind, Wharton &
                                                          Garrison LLP; Associate
                                                          (11/96 to 1/00) at
                                                          Morgan, Lewis & Bockius
                                                          LLP (law firms).

The Board of Trustees has established three committees, Audit, Valuation and Fair Value. The Audit Committee consists of Messrs. Walden, Aber and Shubik. The audit committee is directly responsible for the selection, compensation, retention and oversight of the work of the Trust's independent auditors. During the fiscal year ended December 31, 2002, the Audit Committee held two meetings.

The Board of Trustees has recently established a Valuation Committee, composed of the Trusts' President, Chief Financial Officer, and General Counsel, and a Fair Value Committee, composed of all independent Trustees of the Trust. The Committees will assist the Board in establishing valuation policies, in providing direction to the Adviser regarding the principles of valuating certain securities or types of securities, and in reviewing valuations determined by the Adviser. The Valuation Committee and the Fair Value Committee will be available to meet or confer as needed between Board meetings.

The Trust does not pay any fees to its officers for their services as such, but does pay each Trustee who is not affiliated with the Adviser a fee of $1,500 for each meeting of the Board of Trustees that he or she attends, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays each unaffiliated Trustee an annual stipend of $2,000 in January of each year for the previous year's service. The Trust paid Trustees in the aggregate, $73,704 in such fees and expenses for the year ended December 31, 2002. Trustees do not receive any pension or retirement benefits. The Trustees on the Audit Committee receive $200 for each meeting they attend.

For  the  fiscal  year  ended  December  31,  2002,  the  aggregate   amount  of
compensation paid to each Trustee by the Trust is listed below.

                               COMPENSATION TABLE

                                            AGGREGATE COMPENSATION FROM
                                            REGISTRANT FOR FISCAL YEAR     TOTAL COMPENSATION FROM REGISTRANT
          NAME AND POSITION HELD              ENDED DECEMBER 31, 2002*     AND FUND COMPLEX PAID TO TRUSTEES*
          ----------------------            ---------------------------    ----------------------------------
Martin J. Whitman, Chairman, CEO, Trustee             $     0                           $      0
David M. Barse, President, COO, Trustee               $     0                           $      0
Jack W. Aber, Trustee **                              $ 3,200                           $ 16,000
Phyllis W. Beck, Trustee***                           $     0                           $      0
William E. Chapman, II, Trustee**                     $ 3,000                           $ 15,000
Lucinda Franks, Trustee                               $ 8,000                           $ 39,500
Gerald Hellerman, Trustee***                          $ 7,955                           $ 39,027
Edward J. Kaier, Trustee**                            $ 3,000                           $ 15,000
Marvin Moser, Trustee                                 $ 9,500                           $ 47,000
Eric Rakowski, Trustee**                              $ 3,000                           $ 15,000
Donald Rappaport, Trustee***                          $ 7,705                           $ 38,027
Myron M. Sheinfeld, Trustee***                        $ 7,955                           $ 39,027
Martin Shubik, Trustee                                $ 9,700                           $ 48,000
Charles C. Walden, Trustee                            $ 9,950                           $ 49,000
Barbara Whitman, Trustee***                           $     0                           $      0

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $14,305 for all Trustees as a group.
**       Elected to the Board on August 7, 2002.
***      Did not stand for reelection to the Board.

                             TRUSTEE SHARE OWNERSHIP


The following chart provides information about each Trustee's share ownership in the Portfolio and the Fund Complex as of December 31, 2002:

                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                        DOLLAR RANGE OF EQUITY                   INVESTMENT COMPANIES OVERSEEN BY
 NAME OF TRUSTEE                     SECURITIES IN THE PORTFOLIO*           TRUSTEES IN FAMILY OF INVESTMENT COMPANIES
----------------                     ----------------------------           ------------------------------------------

INTERESTED TRUSTEES

Martin J. Whitman                 Third Avenue Value Portfolio - $0                       over $100,000
David M. Barse                    Third Avenue Value Portfolio - $0                       over $100,000

INDEPENDENT TRUSTEES

Jack W. Aber                      Third Avenue Value Portfolio - $0                         $1-10,000
William E. Chapman, II            Third Avenue Value Portfolio - $0                      $50,001-$100,000
Lucinda Franks                    Third Avenue Value Portfolio - $0                       $10,001-50,000
Edward J. Kaier                   Third Avenue Value Portfolio - $0                             $0
Marvin Moser                      Third Avenue Value Portfolio - $0                       over $100,000
Eric Rakowski                     Third Avenue Value Portfolio - $0                             $0
Martin Shubik                     Third Avenue Value Portfolio - $0                       over $100,000
Charles C. Walden                 Third Avenue Value Portfolio - $0                       over $100,000

*The Trustees of the Trust do not own shares of the Third Avenue Value Portfolio because the Portfolio shares are sold only to separate accounts of insurance companies.


                             PRINCIPAL STOCKHOLDERS


On April 1, 2003, to the knowledge of the management of the Portfolio, only American Express Financial Advisers, which beneficially owned 10,743,170 shares (81% of the outstanding shares) and Ameritas Variable Life Insurance Company, which beneficially owned 2,075,627 shares (16% of the outstanding shares) in each case, on behalf of holders of variable annuity contracts, beneficially owned more than 5% of the outstanding shares of the Fund.

As currently required under law, the above insurance companies vote their shares of the Portfolio in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. Accordingly, the insurance companies are deemed to control the Portfolios.


                               INVESTMENT ADVISER


The Investment Adviser to the Third Avenue Variable Series Trust is Third Avenue Management LLC (the "Adviser"). The parent company of the Adviser is Third Avenue Holdings Delaware LLC, 60% of which is owned by Affiliated Managers Group, Inc. (AMG) and the remaining 40% of which is owned by the senior management of the Adviser, including Martin J. Whitman, other key employees of the Adviser, and the children of Martin J. Whitman.

At a meeting held August 7, 2002, shareholders of Third Avenue Variable Series Trust approved a new Investment Advisory Agreement between Third Avenue Management LLC, and the Trust, on behalf of the Third Avenue Value Portfolio. The new Investment Advisory Agreement took effect on August 8, 2002 when AMG acquired an indirect majority equity interest in the Adviser. The Adviser was formed by the Portfolio's prior investment adviser, EQSF Advisers, Inc. (EQSF) on May 15, 2002 to act as the successor to EQSF's business. The new Investment Advisory Agreement will continue in effect for a period of two years, and thereafter from year to year, only if such continuation is specifically approved at least annually by the Trust's Board of Trustees.


                          INVESTMENT ADVISORY AGREEMENT


The investment advisory services of the Adviser are furnished to the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement") approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act), and by the shareholders of the Portfolio at a Special Meeting held on August 7, 2002. The Adviser (or its predecessor entity) has provided investment advisory services to the Portfolio since its inception.

In evaluating the Advisory Agreement, the Board reviewed materials furnished by the Adviser and AMG relevant to its decision. Those materials included information regarding the Adviser and AMG (including information describing their respective personnel and operations) as well as materials regarding the services rendered, absolute and relative performance of the Portfolio and comparative advisory fee information. Representatives of the Adviser discussed with the Board the Adviser's management philosophy and methods of operation insofar as they relate to the Portfolio and indicated their belief that, as a consequence of the AMG transaction, the operations of the Adviser and its ability to provide services to the Portfolio would be strengthened and would not be adversely affected. Representatives of AMG discussed with the Board AMG's management philosophy and expected relationship with the Adviser and the Portfolio. In its deliberations, the Board considered certain terms of the AMG transaction, including, among other things, the continuity of management personnel, which it believed to be important to assure continuity of the advisory services provided by the Adviser to the Portfolio. The Board also considered comparative information on other investment companies with similar investment objectives. In addition, the Board reviewed and discussed the terms and provisions of the Advisory Agreement and compared fees and expenses under the Advisory Agreement with those paid by other investment companies. The Board also considered the benefits that the Portfolio might obtain from AMG becoming the majority owner of the Adviser.

In determining to recommend that the shareholders of the Portfolio vote to approve the Advisory Agreement as being in the best interest of the Portfolio's shareholders, the Board believed the following to be important considerations:

    o Portfolio Management Continuity--The advisory services to be provided by the Adviser upon completion of the AMG transaction were expected to be performed by the same personnel who had previously been providing such services through EQSF, the Portfolio's prior investment adviser, and the current Adviser.

    o   Administrative  Services--The  administrative  services  and  management functions for the Portfolio were expected to be performed upon completion of the AMG transaction by the same personnel and were expected to remain, upon completion of the AMG transaction, at least at the present level and quality of services for the Portfolio.

    o Fees--The investment advisory fee rate payable by the Portfolio upon completion of the AMG transaction would not change.

Accordingly, after consideration of the above and such other factors and information as it deemed relevant, the Board of Trustees, including all of the members of the Board present at the meeting who are not parties to the Advisory Agreement or "interested persons" (as defined by the Act) of the Trust, the Adviser or AMG, approved the Advisory Agreement and voted to recommend its approval to the Portfolio's shareholders. The shareholders approved the investment advisory agreement at the August 7, 2002 Meeting.

For the investment advisory services provided by the Adviser, the Portfolio pays the Adviser a monthly fee of 1/12 of 0.90% (an annual rate of 0.90%) of the average daily net assets in the Portfolio during the prior month. Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.30% of average daily net assets of the Portfolio, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. If the Portfolio's operating expenses fall below the expense limitation, the Portfolio will begin repaying the Adviser for the amount contributed on behalf of the Portfolio. This repayment will continue for up to three years after the end of the fiscal year in which an expense is reimbursed by the Adviser, subject to the expense limitation, until the Adviser has been paid for the entire amount contributed or such three-year period expires. Either the Adviser or the Trust may terminate the foregoing reimbursement arrangements at any time.

During the fiscal years ended December 31, 2002, 2001 and 2000, the amounts of waivers and reimbursements that remain subject to potential repayment are $0, $199,491, and $0, respectively. During the year ended December 31, 2002, the Portfolio paid the Adviser (and its predecessor entity) $94,993 under this agreement.

After giving effect to waivers and reimbursements and subsequent repayments, the aggregate advisory fees paid by the Portfolio to the Adviser (and its predecessor) were $1,798,396, $879,174, and $0 for the fiscal years ending December 31, 2002, 2001 and 2000 respectively.

Under the Advisory Agreement, the Adviser supervises and assists in the management of the Trust, provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities. The Adviser furnishes, at its expense, all necessary office equipment and personnel necessary for the performance of the obligations of the Adviser and pays the compensation of officers of the Trust. However, in the event that any person serving as an officer of the Trust has both executive duties attendant to such offices and administrative duties to the Trust apart from such office, the Adviser does not pay any amount relating to the performance of such administrative duties.



Under the Advisory Agreement, the Adviser supervises and assists in the management of the Trust, provides investment research and research evaluation and makes and executes recommendations for the purchase and sale of securities. The Adviser furnishes, at its expense, all necessary office equipment and personnel necessary for the performance of the obligations of the Adviser and pays the compensation of officers of the Trust. However, in the event that any person serving as an officer of the Trust has both executive duties attendant to such offices and administrative duties to the Trust apart from such office, the
Adviser does not pay any amount relating to the performance of such administrative duties.


All other expenses incurred in the operation of the Portfolio and the continuous offering of its shares, including taxes, fees and commissions, bookkeeping expenses, fund employees, expenses of redemption of shares, charges of administrators, custodians and transfer agents, auditing and legal expenses, and fees of outside Trustees are borne by the Portfolio. From time to time, the Adviser may waive receipt of its fees and/or assume certain expenses of the Portfolio, which would have the effect of lowering the expense ratio of the Portfolio and increasing yield to investors.


                                   DISTRIBUTOR


The distribution services of M.J. Whitman LLC, 622 Third Avenue, New York, NY 10017, the Portfolio's Distributor, are furnished to the Portfolio pursuant to a Distribution Agreement (the "Distribution Agreement"). Under such agreement, the Distributor shall (1) assist in the sale and distribution of the Portfolio's shares; and (2) qualify and maintain the qualification as a broker-dealer in such states where shares of the Portfolio are registered for sale.

David M. Barse, Michael T. Carney and W. James Hall, who are executive officers of the Trust and the Adviser, are also executive officers of the Distributor.


The Distribution Agreement will remain in effect provided that it is reviewed and approved at least annually by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party and by the Board of Trustees or by a majority of the Portfolio's outstanding shares. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not less than 60 days written notice.

                                  ADMINISTRATOR


The Portfolio has entered into a Services Agreement (the "Services Agreement") with PFPC Inc. (PFPC) (including its predecessor in interest). The Services Agreement provides that PFPC shall provide certain accounting, transfer agency and shareholder services to the Portfolio. The Services Agreement has an initial three year term and may be terminated at any time (effective after such initial term) without penalty, upon 180 days written notice by either party to the other, and will automatically be terminated upon any assignment thereof. The Portfolio has entered into an Administration Agreement with the Adviser, which provides that the Adviser shall provide all other administrative services to the Portfolio other than those relating to the investment portfolio of the Portfolio, the distribution of the Portfolio, the maintenance of the Portfolio's financial records and those performed by PFPC under the Services Agreement. The Adviser has entered into a Sub-Administration Agreement with PFPC pursuant to which PFPC performs certain of those services on behalf of the Adviser.

For the fiscal years ended December 31, 2002, 2001, and 2000, the Portfolio paid $32,000 per year, in fees to the Adviser (or its predecessor entity) for these services.

                                    CUSTODIAN


Custodial Trust Company (CTC), 101 Carnegie Center, Princeton, NJ 08540-6231, serves as custodian for the Portfolio pursuant to a Custodian Agreement. Under such agreement, the Custodian (1) maintains a separate account or accounts in the name of the Portfolio; (2) holds and transfers portfolio securities on account of the Portfolio; (3) accepts receipts and makes disbursements of money on behalf of the Portfolio; (4) collects and receives all income and other payments and distributions on account of the Portfolio's securities; and (5) makes periodic reports to the Board of Trustees concerning the Portfolio's operations. CTC will custody the Portfolio's foreign assets with foreign custodians, pursuant to the requirements of Rule 17f-5 under the 1940 Act.


                                 TRANSFER AGENT


PFPC Inc., 760 Moore Road, King of Prussia, PA 19406-1212, is the transfer agent for the Portfolio.


                             INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, are the independent public accountants for the Portfolio. The independent public accountants audit the financial statements of the Portfolio following the end of each fiscal year and provide a report to the Board of Trustees of the results of the audit.


                                 CODE OF ETHICS


The Trust, the Adviser and the Distributor have adopted a code of ethics as required by the 1940 Act and relevant SEC rules. The code of ethics applies to all individuals who have access to or knowledge of the Portfolio's activities. The code of ethics permits these individuals to transact in securities only pursuant to relevant restrictions and prior approval and reporting procedures adopted in conformance with the 1940 Act and SEC Rules. Among other things, the code prohibits access persons from transacting in securities on the same day that the Portfolio is making transactions in the same securities absent exceptional circumstances.


                           PORTFOLIO TRADING PRACTICES

Under the Advisory Agreement between the Trust and the Adviser, the Adviser has the responsibility of selecting brokers and dealers. The Adviser must place portfolio transactions with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates, but has discretion to pay a greater amount if it, in good faith, determines that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, either in terms of that particular transaction or in fulfilling the overall responsibilities of the Adviser to the Portfolio. Where transactions are executed in the over-the-counter market, or in the "third market" (the over-the-counter market in listed securities), the Portfolio will normally first seek to deal with the primary market makers. However, when the Portfolio considers it advantageous to do so, it will utilize the services of brokers, but will, in all cases, attempt to negotiate the best price and execution. The determination of what may constitute the most favorable price and execution in a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Portfolio (involving both price paid or received and any commissions or other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all if selling large blocks is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. In allocating any such portfolio brokerage on a national securities exchange, the Portfolio may consider the research, statistical and other factual information and services provided by brokers from time to time to the Adviser. Such services and information are available to the Adviser for the benefit of all clients of the Adviser and its affiliates and it is not practical for the Adviser to assign a particular value to any such service.


The Adviser intends to use brokers affiliated with the Adviser as brokers for the Portfolio where, in its judgment, such firms will be able to obtain a price and execution at least as favorable as other qualified brokers. David M. Barse, Michael T. Carney and W. James Hall, who are executive officers of the Trust and the Adviser, are also executive officers of M.J. Whitman LLC and Private Debt LLC, a broker of private debt instruments.

In determining the commissions to be paid to M.J. Whitman LLC and Private Debt LLC, it is the policy of the Portfolio that such commissions will, in the judgment of the Adviser, be (i) at least as favorable as those which would be charged by other qualified brokers having comparable execution capability and
(ii) at least as favorable as commissions contemporaneously charged by M.J. Whitman LLC or Private Debt LLC as the case may be, on comparable transactions for its most favored unaffiliated customers, except for any customers of M.J. Whitman LLC or Private Debt LLC, as the case may be, considered by a majority of the disinterested Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers.

The Trustees from time to time, at least on a quarterly basis, will review, among other things, all the Portfolio's portfolio transactions including information relating to the commissions charged by M.J. Whitman LLC and Private Debt LLC to the Portfolio and to their other customers, and information concerning the prevailing level of commissions charged by other qualified brokers. In addition, the procedures pursuant to which M.J. Whitman LLC and Private Debt LLC effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the disinterested Trustees.

The Adviser expects that it will execute a portion of the Portfolio's transactions through qualified brokers other than M.J. Whitman LLC and Private Debt LLC. In selecting such brokers, the Adviser will consider the quality and reliability of the brokerage services, including execution capability and performance, financial responsibility, and investment information and other research provided by such brokers. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if management of the Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the brokerage services and research information provided by such broker to the Portfolio. Management of the Trust believes that the research information received in this manner provides the Portfolio with benefits by supplementing the research otherwise available to the Portfolio. Over-the-counter purchases and sales will be transacted directly with principal market makers, except in those circumstances where the Portfolio can, in the judgment of its management, otherwise obtain better prices and execution of orders.

To the knowledge of the Portfolio, no affiliated person of the Portfolio receives give-ups or reciprocal business in connection with security transactions of the Portfolio. The Portfolio does not effect securities transactions through brokers in accordance with any formula, nor will it take the sale of Portfolio shares into account in the selection of brokers to execute security transactions. However, brokers who execute brokerage transactions for the Portfolio, including M.J. Whitman LLC and Private Debt LLC, from time to time may effect purchases of Portfolio shares for their customers.

These amounts include fees paid by M.J. Whitman LLC to its clearing agents. Commissions paid by the Portfolio to M.J. Whitman LLC are paid at a competitive rate.

For the fiscal year ended December 31, 2002, the Portfolio paid approximately $140,689 in brokerage commissions to M.J. Whitman LLC (or its predecessor entity) (constituting 68% of all commissions paid by the Portfolio). For the fiscal year ended December 31, 2001, the Portfolio paid approximately $205,872 in brokerage commissions to M.J. Whitman LLC's predecessor entity (constituting 94% of all commissions paid by the Portfolio). For the fiscal year ended December 31, 2000, the Portfolio paid approximately $47,507 in brokerage commissions to M.J. Whitman LLC's predecessor entity (constituting 83% of all commissions paid by the Portfolio).

For the fiscal year ended December 31, 2002, the percentage of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions that were effected through M.J. Whitman LLC (or its predecessor entity) was 78%.

At December 31, 2002, the Portfolio held securities of the following of the Portfolio's regular broker-dealers: Instinet Group, Inc. (the market value of which was $3,079,440).


                                SHARE INFORMATION

All shares of the Portfolio have one vote and when duly issued will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are freely transferable. The Trustees are authorized to re-classify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional Portfolios with different objectives, policies, risk considerations or restrictions, may create additional series or classes of shares. Any issuance of shares of such additional series would be governed by the 1940 Act, and the laws of the State of Delaware.

Shares of the Portfolio have equal noncumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. The Shares of the Portfolio also have equal rights with respect to dividends, assets and liquidation of the Portfolio and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. The Trust is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes requiring shareholder approval, such as changing fundamental investment policies or upon the written request of 10% of the Portfolio shares to replace its Trustees.

                                 PURCHASE ORDERS


The purchase of shares of the Portfolio is currently limited to separate accounts (the "Accounts") of insurance companies taxed as domestic insurance companies for U.S. federal income tax purposes to fund the benefits of variable annuity or variable life insurance policies (the "Contracts") as explained in the Prospectus. The Portfolio reserves the right, in its sole discretion, to refuse purchase orders. Without limiting the foregoing, the Portfolio will consider exercising such refusal right when it determines that it cannot effectively invest the available funds on hand in accordance with the Portfolio's investment policies.


                              REDEMPTION OF SHARES

The procedure for redemption of Portfolio shares under ordinary circumstances is set forth in the Prospectus and in the separate Prospectus relating to the Contracts which accompanies the Prospectus. In unusual circumstances, such as in the case of a suspension of the determination of net asset value, the right of redemption is also suspended and, unless redeeming shareholders withdraw their certificates from deposit, they will receive payment of the net asset value next determined after termination of the suspension. The right of redemption may be suspended or payment upon redemption deferred for more than seven days: (a) when trading on the New York Stock Exchange (NYSE) is restricted; (b) when the NYSE is closed for other than weekends and holidays; (c) when the SEC has by order permitted such suspension; or (d) when an emergency exists making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (a), (c) or (d) exist.



                         CALCULATION OF NET ASSET VALUE

As indicated in the Prospectus, the net asset value per share of the Portfolio's shares will be determined on each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

For purposes of determining the Portfolio's net asset value per share, readily marketable portfolio securities traded on a market for which actual transaction prices are published daily generally are valued at the last sale price on the principal such market at the close of the regular trading session of the NYSE on the business day as of which such value is being determined. Readily marketable securities traded on a market for which only bid and ask quotations are available generally, are valued at the mean between the last bid and ask prior to such valuation time. Any other readily marketable securities generally are valued on the basis of actual transactions or firm bid quotations. For securities whose principal market is closed at the time of which the Portfolio calculates its net asset value, the valuation may take into account subsequent market activity in other markets. Pricing services are utilized regularly in the valuation process and spreads and other methods of assisting in valuation may also be utilized.

Assets that are not considered to be readily marketable are valued by the Adviser at fair value, which is generally taken to be the amount for which the asset could be sold in an orderly disposition over a reasonable time period taking into account the nature of the asset. Fair valuation is inherently imprecise and becomes more so as the range and depth of market participants and information about the asset diminish. In determining fair value, the Adviser reviews various factors to determine whether to value the asset on the basis of public markets, private transactions, an analytical method or at cost. Then Adviser's methodologies and determinations of fair value are reviewed at least quarterly by the Board of Trustees.



                 DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES


The following is a summary of certain U.S. federal income tax rules applicable to regulated investment companies subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to insurance companies subject to Subchapter L of the Code whose variable contract separate accounts purchase shares of the Portfolio. The discussion is based upon the Code, Treasury Regulations, judicial authorities, published positions of the Internal Revenue Service (the "IRS"), and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion does not address all of the tax consequences that may be relevant to a particular shareholder. This discussion is limited to shareholders who hold their shares as capital assets. No ruling has been or will be sought from the IRS regarding any matter discussed herein. The Portfolio has not received any legal opinion regarding any tax consequences related to the Portfolio or an investment in the Portfolio. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects set forth below. Prospective investors must consult their own tax advisors as the federal income tax consequences of acquiring, holding, and disposition of shares of the Portfolio, as well as the effects of state, local and non-U.S. tax laws.

The Portfolio has elected to be treated, has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. So long as the Portfolio so qualifies, it will not be subject to federal income tax on its net investment income including net short-term capital gain, if any, realized during any fiscal year to the extent that it distributes such income and gain to the Fund's shareholders. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of such Fund's taxable income, including any net capital gains, would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders).

To qualify as a regulated investment company, the Portfolio must comply with certain requirements of the Code relating to, among other things, the sources of its income and diversification of its assets. If the Portfolio so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income or gain it distributes to shareholders.

The Portfolio will either distribute or retain for reinvestment all or part of any net capital gain. If any such net capital gain is retained, the Portfolio will be subject to a tax of 35% of such retained amount. In that event, the Portfolio expects to designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes, as long-term capital gains, its share of such undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by the Portfolio against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of the Portfolio by an amount equal to 65% of the amount of the undistributed capital gains included in such shareholder's gross income.

Although distributions by the Portfolio will generally be treated as subject to tax in the year in which they are paid, distributions declared by the Portfolio in October, November or December, payable to shareholders of record on a specified date during such month and paid by the Portfolio during January of the following year, will be deemed to be received on December 31 of the year the distribution is declared, rather than when the distribution is received.

To avoid a 4% excise tax, each Portfolio that does not meet the  requirements of
Section 4982(f) of the Code will be required to distribute, by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of each year), plus any amounts that were not distributed in previous taxable years and which were not previously subject to federal income tax.

If the Portfolio failed to qualify as a regulated investment company, the Portfolio would be subject to tax as a Subchapter "C" corporation on its taxable income (even if such income were distributed to shareholders) and all distributions out of earnings and profits would be subject to tax as ordinary income at the shareholder level. In addition, any segregated asset account that holds shares of the Portfolio may be deemed not to satisfy the diversification requirements of Section 817(h) of the Code, described below, and as a result any Contract supported in whole or in part by that segregated asset account would no longer qualify as a life insurance or annuity contract for U.S. federal income tax purposes and an owner of such a Contract would be taxed currently on the income credited to the Contract.

The Portfolio's transactions, if any, in instruments such as foreign currencies, forward contracts, options and futures contracts (including options and forward contracts on foreign currencies) and stock of certain foreign companies will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses recognized by the Portfolio (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Portfolio, defer Portfolio losses, and impose additional charges in the nature of interest. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (1) will require the Portfolio to mark-to-market certain types of its positions (i.e., treat them as if they were closed out at the end of the Portfolio's fiscal year) and 2) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

The U.S. federal income tax rules governing the taxation of interest rate swaps are not entirely clear and may require the Portfolio to treat payments received under such arrangements as ordinary income and to amortize such payments under certain circumstances. The Portfolio does not anticipate that its activities in this regard will affect its qualification as a regulated investment company.

The federal income tax treatment of the various high yield debt securities and other debt instruments (collectively, "Instruments" and individually, an "Instrument") to be acquired by the Portfolio will depend, in part, upon the nature of those Instruments and the application of various tax rules. The Portfolio may derive interest income through the accrual of stated interest payments or through the application of the original issue discount rules, the market discount rules or other similar provisions. The Portfolio may be required to accrue original issue discount income, and in certain circumstances the Portfolio may be required to accrue stated interest even though no concurrent cash payments will be received. If the Portfolio acquires an Instrument at a discount and the terms of that Instrument are subsequently modified, the Portfolio could be required to recognize gain at the time of the modification even though no cash payments will have been received at that time. The market discount rules, as well as certain other provisions, may require that a portion of any gain recognized on the sale, redemption or other disposition of an Instrument be treated as ordinary income as opposed to capital gain. Also, under the market discount rules, if the Portfolio were to receive a partial payment on an Instrument, the Portfolio could be required to recognize ordinary income at the time of the partial payment even though the Instrument may ultimately be settled at an overall loss. As a result of these and other rules, the Portfolio may be required to recognize taxable income that it would be required to distribute even though the underlying Instruments have not made concurrent cash distributions to the Portfolio.

Income from investments in foreign securities received by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions which would reduce the yield on such investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. It is expected that shareholders of the Portfolio will not be able to claim a federal income tax credit or deduction for such foreign taxes, in which event such taxes will ordinarily be deductible by the Portfolio.

Investments by the Portfolio in certain "passive foreign investment companies" could subject the Portfolio to federal income tax (including interest charges) on certain distributions or dispositions with respect to those investments which cannot be eliminated by making distributions to shareholders. An election may be available to the Portfolio to mitigate the effect of this provision but the election generally accelerates the recognition of income without the receipt of cash.

The body of law applicable to many of the investment instruments discussed above is complex and in certain circumstances, not well developed. Thus the Portfolio and its Advisers may be required to interpret various provisions of the Code and the Treasury Regulations and take certain positions on the Portfolio's tax returns in situations where the law is somewhat uncertain.

The Portfolio will be managed pursuant to investment guidelines designed to be consistent with the diversification requirements set forth in Section 817(h) of the Code (the "Diversification Requirements"), and the Treasury Regulations promulgated thereunder. Section 817(h) of the Code requires, among other things, that on the last day of each calendar quarter (or within 30 days thereafter) the assets of the Portfolio be diversified as follows: (i) no more than 55% of the value of the total assets of the Portfolio may be represented by any one investment; (ii) no more than 70% of the value of the total assets of the Portfolio may be represented by any two investments; (iii) no more than 80% of the value of the total assets of the Portfolio may be represented by any three investments; and (iv) no more than 90% of the value of the total assets of the Portfolio may be represented by any four investments. For purposes of Section 817(h) of the Code, all securities of the same issuer will be treated as a single investment, and with respect to government securities, each government agency or instrumentality will be treated as a single separate issuer. Section 817(h) also provides, as a safe harbor, that the Portfolio will be adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the Portfolio's total assets are cash and cash items, government securities, and securities of other regulated investment companies.

The Portfolio expects that the shares of the Portfolio purchased by an Account will constitute all of the assets of the segregated asset accounts (as determined for U.S. federal income tax purposes) of the Account holding shares of the Portfolio. A "look-through" rule provided under Section 817, if applicable, permits the assets of the Portfolio to be attributed to any segregated asset account holding shares of the Portfolio. Because the Portfolio is offering its shares only to Accounts, an Account should be able to apply the "look-through" rule to determine if the segregated asset account supporting a Contract has met the Diversification Requirements. Although the Portfolio intends to manage its investments so that the Portfolio itself will meet the diversification requirements and to sell its shares only to Accounts, no assurance can be given that the look-through rule will apply to a particular segregated asset account or that a segregated asset account invested in shares of the Portfolio will be deemed to be adequately diversified.

In the event the assets of a segregated asset account of an Account have not met the Diversification Requirements, a Contract supported by that segregated asset account will not be treated as a life insurance or annuity contract for federal income tax purposes and the owner of the Contract will be taxed on any income on the Contract.

Generally, distributions paid by the Portfolio of its ordinary income, net short-term capital gains, and long-term capital gains will be includible in the gross income of a life insurance company holding Portfolio shares in an Account. To the extent that the dividends paid by the Portfolio represent dividends qualifying for the dividend received deduction at the Portfolio level, such dividends will be eligible for the dividend received deduction to the extent such deduction is available to life insurance companies under Subchapter L. The federal income tax rules applicable to life insurance companies taxed pursuant to Subchapter L of the Code govern the recognition of income, gain, or loss attributable to Account assets held for a Contract and provide for reserve adjustments, which offset the tax effect of recognized income and loss, and for asset basis adjustments, which eliminate the potential for gain or loss upon the disposition of separate account assets that have increased or decreased in value. These rules generally prevent an insurance company from being taxed on the actual or deemed income from separate account assets to the extent such income has been reflected in the value of supported variable contracts. Such income may be subject to state and local taxes, although in most jurisdictions insurance companies are not taxed on investment income; in such states where investment income is taxed, the state and local tax treatment of such income generally will conform to the federal tax treatment. Shareholders should consult their own tax advisors as to the interaction of the provisions of Subchapter M of the Code with the provisions of Subchapter L of the Code and any applicable state and local taxes.


                             PERFORMANCE INFORMATION

Performance information for the Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as "average annual return" and "total return."

The Portfolio's average annual return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual return for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Portfolio's shares on the first day of the period and computing the redeemable value of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is then subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period.

Calculation of the Portfolio's total return is subject to a standardized formula. Total return performance for a specific period is calculated by taking an initial investment in the Portfolio's shares on the first day of the period and computing the redeemable value of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends by the Portfolio have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.


A Portfolio's yield is computed in accordance with a standardized method prescribed by rules of the SEC. A Portfolio's yield is computed by dividing the net investment income per share earned during the specified one-month or 30-day period by the net asset value per share on the last day of the period, according to the following formula:
                                               6
                            YIELD = 2[(a-b + 1)  - 1]
                                       ---
                                       cd

Where:
a  = dividends and interest earned during the period.
b  = expenses accrued for the period (net of reimbursements).
c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
d  = the maximum offering price per share on the last day of the period.

The Portfolio's average annual total return for the one year and since inception periods ending December 31, 2002 are (10.72%) and 14.20%, respectively.


                              FINANCIAL STATEMENTS


The Portfolio's financial statements and notes thereto contained in the Annual Report to Shareholders dated December 31, 2002, are incorporated by reference into this SAI and have been audited by PricewaterhouseCoopers LLP, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein.

                                    APPENDIX

                      DESCRIPTION OF CORPORATE BOND RATINGS


                         STANDARD & POOR'S RATINGS GROUP


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:


         I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.


         II.      Nature and provisions of the obligation.

         III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


                  AAA--Debt  rated  "AAA" has the  highest  rating  assigned  by
                  Standard  &  Poor's.   Capacity  to  pay  interest  and  repay
                  principal is extremely strong.


                  AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

                  A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                  BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                  BB, B, CCC, CC, C--Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major
                  ongoing   uncertainties  or  exposure  to
                  adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

                  B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

                  CCC--Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                  CC--The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

                  C--The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                  C1--The rating "C1" is reserved for income bonds on which no interest is being paid.

                  D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                        MOODY'S INVESTOR'S SERVICE, INC.

           Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in

           Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

           A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

           Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           Ba--Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

           B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

           Caa--Director Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

           Ca--Director Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

           C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                BOARD OF TRUSTEES
                                Martin J. Whitman
                                 David M. Barse
                                  Jack W. Aber
                             William E. Chapman, II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden

                                    OFFICERS
                                Martin J. Whitman
                      Chairman and Chief Executive Officer
                                 David M. Barse
                      President and Chief Operating Officer
                                Michael T. Carney
                      Chief Financial Officer and Treasurer
                                  W. James Hall
                          General Counsel and Secretary

                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017

                                   DISTRIBUTOR
                                M.J. Whitman LLC
                                622 Third Avenue
                               New York, NY 10017

                                 TRANSFER AGENT
                                    PFPC Inc.
                                 760 Moore Road
                         King of Prussia, PA 19406-1212
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                            Princeton, NJ 08540-6231


                            [THIRD AVENUE FUNDS LOGO]

                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              Phone (212) 888-5222
                            Toll Free (800) 880-8442
                                www.thirdave.com

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 5 to its Registration Statement meets all the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 4th day of April, 2003.

                                    THIRD AVENUE VARIABLE SERIES TRUST
                                    REGISTRANT


                                    /s/ David. M. Barse
                                    -----------------------
                                    David M. Barse, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement of Third Avenue Variable Series Trust has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Capacity                           Date
---------                           --------                           ----

/s/ Martin J. Whitman               Trustee                            4/4/03
---------------------
Martin J. Whitman

/s/ David M. Barse                  Trustee                            4/4/03
-----------------------------
David  M. Barse

/s/ Michael T. Carney               Chief Financial Officer            4/4/03
-----------------------------
Michael T. Carney

/s/ Jack W. Aber                    Trustee                            4/4/03
-----------------------------
Jack W. Aber

/s/ William E. Chapman, II          Trustee                            4/4/03
-----------------------------
William E. Chapman, II

/s/ Lucinda Franks                  Trustee                            4/4/03
-----------------------------
Lucinda Franks

/s/ Edward J. Kaier                 Trustee                            4/4/03
-----------------------------
Edward J. Kaier

/s/ Marvin Moser                    Trustee                            4/4/03
-----------------------------
Marvin Moser

/s/ Eric Rakowski                   Trustee                            4/4/03
-----------------------------
Eric Rakowski

/s/ Martin Shubik                   Trustee                            4/4/03
-----------------------------
Martin Shubik

/s/ Charles C. Walden               Trustee                            4/4/03
-----------------------------
Charles C. Walden

                           PART C - OTHER INFORMATION


ITEM 23. EXHIBITS

         Exhibits filed pursuant to Form N-1A:

                  (a) Agreement and Declaration of Trust and Certificate of Trust are incorporated by reference to the Registrant's Registration Statement on Form N-1A, file No. 333-81141, filed on June 21, 1999.

                           Designation of Subtrust for Third Avenue Value Portfolio is incorporated by reference to the Registrant's Registration Statement on Form N-1A, file No. 333-81141, filed on June 21, 1999.

                  (b) By-Laws are incorporated by reference to the Registrant's Registration Statement on Form N-1A, file No. 333-81141, filed on June 21, 1999.

                  (c) Reference is made to Articles V and VI of the Trust's Agreement and Declaration of Trust.

                  (d) Investment Advisory Agreement between Third Avenue Variable Series Trust on behalf of Third Avenue Value Portfolio and Third Avenue Management LLC dated August 8, 2002 is filed herein as Exhibit (d)(1).

                  (e)(1) Distribution Agreement between Third Avenue Variable Series Trust on behalf of Third Avenue Value Portfolio and M.J. Whitman LLC dated August 8, 2002 is filed herein as Exhibit (e)(1).

                  (f)      Not applicable.

                  (g) Custody Agreement between Third Avenue Variable Series Trust and Custodial Trust Company is incorporated by reference to the Registrant's Registration Statement on Form N1-A File No. 333-81141, filed on September 10, 1999.

                  (g)(1) Amendment to Custody Agreement with respect to foreign custody matters dated February 27, 2002 is incorporated by reference to Exhibit No. (g)(1) on Form N-1A, file no. 333- 81141 filed on April 10, 2002.

                  (g)(2) Foreign Custody Manager Agreement dated February 27, 2002 between Third Avenue Variable Series Trust and Custodial Trust Company is filed herein as Exhibit
                           (g)(2).

                  (h) Services Agreement between Third Avenue Variable Series Trust and PFPC, Inc. is incorporated by reference to the Registrant's Registration Statement on Form N1-A File No. 333-81141, filed on September 10, 1999.

                  (h)(1) Administration Agreement between Third Avenue Variable Series Trust and Third Avenue Management LLC dated August 8, 2002 is filed herein as Exhibit
                           (h)(1).

                  (h)(2) Sub-Administration Agreement between Third Avenue Management LLC and PFPC Inc. dated August 8, 2002 is filed herein as Exhibit (h)(2).

                  (i) Opinion and Consent of Counsel regarding the legality of the securities being issued is incorporated by reference to the Registrant's Registration Statement on Form N1-A File No. 333-81141, filed on September 10, 1999.

                  (j)(1)   Consent of Auditors is filed herein as Exhibit
                           (j)(1).

                  (k) Financial Data Schedule is no longer a requirement of this filing.

                  (l)      Not applicable.

                  (m)      Not applicable.

                  (n)      Not applicable.

                  (o)      Not applicable.

                  (p)(1) Amended Code of Ethics dated March 13, 2003 is filed herein as Exhibit (p)(1).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  Not applicable.


ITEM 25. INDEMNIFICATION.

                  Reference is made to Article IV of the Registrant's Trust Instrument.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

                  Third Avenue Management LLC, 622 Third Avenue, New York, New York 10017 provides investment advisory services to investment companies and as of April 1, 2003 had approximately $4.409 billion in assets under management.

                  Reference is made to the caption "Investment Adviser" in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and "Management of the Trust" in the Statement of Additional Information constituting Part B which is incorporated by reference to the Registration Statement.

                  Listed below are the principal officers and Directors of Third Avenue Management LLC:

         Listed below are the principal officers and Directors of Third Avenue Management LLC:

         Name and Position                             Name and Position
         With Third Avenue Management LLC              With Other Company
         --------------------------------              ------------------

         MARTIN J. WHITMAN
         CO-CHIEF INVESTMENT OFFICER,
         MANAGEMENT COMMITTEE MEMBER
                                                       M.J. WHITMAN MANAGEMENT, LLC
                                                       Co-Portfolio Manager
                                                       NABORS INDUSTRIES, INC.
                                                       Director
                                                       DANIELSON HOLDING CORPORATION
                                                       Director
                                                       MARTIN J. WHITMAN & CO., INC.
                                                       (formerly M.J. Whitman & Co, Inc.)
                                                       President, CEO, and Director

         DAVID M. BARSE
         PRESIDENT, CEO, MANAGEMENT COMMITTEE
         MEMBER
                                                       M.J. WHITMAN LLC
                                                       CEO and President
                                                       M.J. WHITMAN MANAGEMENT, LLC
                                                       CEO and President
                                                       DANIELSON HOLDING CORPORATION
                                                       Director
                                                       AMERICAN CAPITAL ACCESS HOLDINGS, INC.
                                                       Director
                                                       CGA GROUP, LTD.
                                                       Director

         MICHAEL T. CARNEY
         TREASURER, CHIEF FINANCIAL OFFICER,
         MANAGEMENT COMMITTEE MEMBER
                                                       M.J. WHITMAN LLC
                                                       CFO
                                                       M.J. WHITMAN MANAGEMENT LLC
                                                       CFO
                                                       MARTIN J. WHITMAN & CO., INC.
                                                       (formerly M.J. Whitman & Co., Inc.)
                                                       Cfo

         W. JAMES HALL III
         GENERAL COUNSEL AND SECRETARY
                                                       M.J. WHITMAN LLC
                                                       General Counsel and Secretary
                                                       M.J. WHITMAN MANAGEMENT, LLC
                                                       General Counsel and Secretary

         CURTIS R. JENSEN
         CO-CHIEF INVESTMENT OFFICER, MANAGEMENT
         COMMITTEE MEMBER
                                                       AMERICAN CAPITAL ACCESS HOLDINGS, INC.
                                                       Director

         In addition, Third Avenue Management LLC acts as adviser the following registered investment companies: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value fund. Third Avenue Management LLC also acts as sub-adviser to certain third party open-end investment companies.


ITEM 27. PRINCIPAL UNDERWRITERS.

                  (a) Not Applicable.

                  (b) Not Applicable.

                  (c) Not Applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All records described in Section 31 (a) of the Investment Company Act of 1940, as amended and Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Trust's investment adviser, Third Avenue Management LLC, 622 Third Avenue, NY, NY 10017, except for those records maintained by the Trust's Custodian, Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540-6231, and the Trust's Shareholder Service and Fund Accounting and Pricing Agent, PFPC Inc., 760 Moore Road, King of Prussia, PA 19406-1212.


ITEM 29. MANAGEMENT SERVICES.

                 None.


ITEM 30. UNDERTAKINGS.

                 Not applicable